Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
Afterpay Ltd.(a)	712,735	$48,395,111
AGL Energy Ltd.	2,087,896	18,298,491
AMP Ltd.	11,450,455	12,302,858
Ampol Ltd.	829,269	15,106,270
APA Group	3,923,945	28,906,149
Aristocrat Leisure Ltd.	1,914,952	38,500,918
ASX Ltd.	643,407	35,979,435
Aurizon Holdings Ltd.	6,388,577	16,913,649
AusNet Services	6,212,229	8,725,078
Australia & New Zealand Banking Group Ltd.	9,450,626	124,836,393
BHP Group Ltd.	9,816,105	232,857,742
BHP Group PLC	7,037,818	135,606,726
BlueScope Steel Ltd.	1,678,917	17,284,429
Brambles Ltd.	5,057,278	34,058,638
CIMIC Group Ltd.(a)	324,069	4,892,916
Coca-Cola Amatil Ltd.	1,693,733	14,784,543
Cochlear Ltd.	218,293	32,526,407
Coles Group Ltd.	4,444,851	55,404,802
Commonwealth Bank of Australia	5,898,751	285,908,363
Computershare Ltd.	1,617,176	13,798,294
Crown Resorts Ltd.	1,237,749	7,197,054
CSL Ltd.	1,512,974	305,528,537
Dexus	3,665,113	22,160,643
Evolution Mining Ltd.	5,398,095	21,001,104
Fortescue Metals Group Ltd.	5,642,774	68,831,037
Goodman Group	5,483,304	70,851,979
GPT Group (The)	6,500,668	18,397,333
Insurance Australia Group Ltd.	7,683,492	25,737,648
James Hardie Industries PLC	1,476,841	35,863,327
Lendlease Corp. Ltd.	2,197,691	18,458,213
Macquarie Group Ltd.	1,121,814	99,852,896
Magellan Financial Group Ltd.	423,584	16,390,152
Medibank Pvt Ltd.	9,193,277	17,237,467
Mirvac Group	13,148,482	19,482,735
National Australia Bank Ltd.	10,650,359	139,113,421
Newcrest Mining Ltd.	2,693,242	55,302,477
Northern Star Resources Ltd.	2,469,200	25,749,842
Oil Search Ltd.	6,564,184	11,846,927
Orica Ltd.	1,352,350	14,492,239
Origin Energy Ltd.	5,876,173	16,506,173
Qantas Airways Ltd.(a)	3,054,010	8,986,205
QBE Insurance Group Ltd.	4,882,467	28,286,884
Ramsay Health Care Ltd.	608,506	26,643,616
REA Group Ltd.	175,679	14,591,041
Rio Tinto Ltd.	1,236,950	80,289,165
Santos Ltd.	5,877,245	19,522,111
Scentre Group	17,393,660	25,650,871
Seek Ltd.(a)(b)	1,116,789	16,869,545
Sonic Healthcare Ltd.	1,504,209	36,781,445
South32 Ltd.	16,148,239	23,020,410
Stockland	7,968,943	21,545,337
Suncorp Group Ltd.	4,201,610	24,224,272
Sydney Airport	4,393,650	16,815,655
Tabcorp Holdings Ltd.	7,378,750	17,047,886
Telstra Corp. Ltd.	13,847,155	26,060,767
TPG Telecom Ltd.(a)	1,235,332	6,228,737
Transurban Group	9,113,808	86,146,329
Treasury Wine Estates Ltd.	2,405,946	15,493,411

Security	Shares	Value

Australia (continued)
Vicinity Centres	12,839,864	$10,910,324
Washington H Soul Pattinson & Co. Ltd.	357,313	6,358,392
Wesfarmers Ltd.	3,778,147	121,941,270
Westpac Banking Corp.	12,034,760	151,364,789
WiseTech Global Ltd.	483,897	9,817,306
Woodside Petroleum Ltd.	3,180,058	39,125,598
Woolworths Group Ltd.	4,208,826	112,787,554

		3,131,597,336

Austria — 0.2%
ANDRITZ AG	243,080	8,188,745
Erste Group Bank AG(a)	931,808	19,081,615
OMV AG	489,190	11,225,705
Raiffeisen Bank International AG(a)	494,715	7,111,153
Verbund AG	226,724	13,041,225
voestalpine AG(c)	386,830	10,746,780

		69,395,223

Belgium — 0.9%
Ageas SA/NV	583,447	23,481,146
Anheuser-Busch InBev SA/NV	2,538,982	131,787,622
Elia Group SA/NV	102,876	9,958,293
Etablissements Franz Colruyt NV	184,351	10,913,146
Galapagos NV(a)	141,701	16,737,118
Groupe Bruxelles Lambert SA	376,367	30,811,519
KBC Group NV	832,496	41,048,779
Proximus SADP	506,882	9,857,417
Sofina SA	51,257	13,314,592
Solvay SA	246,269	19,994,583
Telenet Group Holding NV	152,587	5,865,449
UCB SA	420,184	41,456,510
Umicore SA	656,828	25,279,095

		380,505,269

Denmark — 2.6%
Ambu A/S, Series B(c)	544,911	16,518,397
AP Moller - Maersk A/S, Class A	10,743	15,850,314
AP Moller - Maersk A/S, Class B, NVS	21,791	34,809,959
Carlsberg AS, Class B	343,226	43,443,950
Chr Hansen Holding A/S	351,515	35,407,514
Coloplast A/S, Class B	395,838	57,770,566
Danske Bank A/S(a)	2,291,628	30,462,057
Demant A/S(a)	364,074	11,466,584
DSV PANALPINA A/S	689,740	111,693,106
Genmab A/S(a)	217,518	72,455,518
GN Store Nord A/S	426,611	30,683,660
H Lundbeck A/S	232,748	6,554,794
Novo Nordisk A/S, Class B	5,737,762	368,560,841
Novozymes A/S, Class B	693,472	41,674,830
Orsted A/S(d)	630,330	100,050,816
Pandora A/S(a)	333,206	26,389,767
Tryg A/S	401,867	11,147,865
Vestas Wind Systems A/S	656,165	112,005,259

		1,126,945,797

Finland — 1.2%
Elisa OYJ	473,936	23,319,188
Fortum OYJ	1,477,532	27,795,804
Kone OYJ, Class B	1,132,570	90,159,158
Neste OYJ	1,409,723	73,369,704
Nokia OYJ(a)	18,839,657	63,641,559
Nordea Bank Abp(a)	10,796,079	80,875,229
Orion OYJ, Class B	349,336	14,954,452

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Sampo OYJ, Class A	1,569,540	$59,236,203
Stora Enso OYJ, Class R	1,938,430	28,281,190
UPM-Kymmene OYJ	1,778,487	50,258,707
Wartsila OYJ Abp	1,476,111	11,730,069

		523,621,263

France — 10.4%
Accor SA(a)	631,648	16,084,038
Aeroports de Paris	98,418	9,618,477
Air Liquide SA	1,577,422	230,601,133
Airbus SE(a)	1,959,414	142,856,819
Alstom SA(a)	642,416	28,795,275
Amundi SA(a)(d)	202,254	13,264,025
Arkema SA	230,303	22,556,002
Atos SE(a)	327,423	22,349,953
AXA SA	6,444,759	103,599,005
BioMerieux	138,017	20,546,282
BNP Paribas SA(a)	3,748,014	130,343,116
Bollore SA	2,948,646	10,565,226
Bouygues SA	760,180	24,926,693
Bureau Veritas SA(a)	978,705	21,489,830
Capgemini SE	536,381	61,942,983
Carrefour SA	2,017,245	31,393,152
Cie. de Saint-Gobain(a)	1,724,156	67,280,806
Cie. Generale des Etablissements Michelin SCA	565,427	61,016,165
CNP Assurances(a)	569,402	6,413,798
Covivio	172,363	10,259,702
Credit Agricole SA(a)	3,844,515	30,371,704
Danone SA	2,057,596	113,607,831
Dassault Aviation SA(a)	8,320	6,939,148
Dassault Systemes SE	440,251	75,154,673
Edenred	808,652	37,715,993
Eiffage SA(a)	282,283	20,491,889
Electricite de France SA	2,068,062	24,012,723
Engie SA(a)	6,085,829	73,620,043
EssilorLuxottica SA(a)	947,640	117,229,718
Eurazeo SE(a)	129,954	5,909,752
Eurofins Scientific SE(a)(c)	43,860	34,935,547
Faurecia SE(a)	253,801	9,620,125
Gecina SA	152,741	18,966,302
Getlink SE(a)	1,465,901	19,705,174
Hermes International	105,533	98,221,120
ICADE	98,600	4,984,671
Iliad SA	49,509	9,573,309
Ingenico Group SA(a)	30,944	4,451,570
Ipsen SA	125,059	11,384,495
JCDecaux SA(a)(c)	283,072	4,369,006
Kering SA	252,469	152,484,830
Klepierre SA	658,420	8,340,692
La Francaise des Jeux SAEM(d)	285,269	10,693,268
Legrand SA	889,462	65,770,953
L’Oreal SA	838,619	271,275,389
LVMH Moet Hennessy Louis Vuitton SE	925,560	433,734,959
Natixis SA(a)	3,127,413	7,271,359
Orange SA	6,647,524	74,568,605
Orpea(a)	172,116	17,189,947
Pernod Ricard SA	707,528	114,064,247
Peugeot SA(a)(c)	1,959,590	35,220,941
Publicis Groupe SA	720,140	24,997,871
Remy Cointreau SA(c)	75,370	12,730,232
Renault SA(a)	640,763	15,864,572

Security	Shares	Value

France (continued)
Safran SA(a)	1,067,745	$112,585,357
Sanofi	3,766,971	339,496,024
Sartorius Stedim Biotech	92,139	34,946,019
Schneider Electric SE	1,842,284	223,611,491
SCOR SE(a)	528,826	12,849,816
SEB SA	75,621	12,296,957
SES SA	1,275,317	10,181,976
Societe Generale SA(a)	2,695,030	36,541,503
Sodexo SA	294,754	18,918,257
STMicroelectronics NV	2,123,731	64,690,576
Suez SA	1,147,318	21,009,038
Teleperformance	195,650	58,730,553
Thales SA	354,032	23,044,577
TOTAL SE	8,236,397	247,721,287
Ubisoft Entertainment SA(a)	303,004	26,732,740
Unibail-Rodamco-Westfield	461,015	18,741,757
Valeo SA(c)	762,902	23,078,656
Veolia Environnement SA	1,795,539	33,443,608
Vinci SA	1,716,975	135,641,185
Vivendi SA	2,765,122	79,847,375
Wendel SE	89,704	7,774,179
Worldline SA(a)(c)(d)	727,647	53,941,188

		4,597,199,257

Germany — 8.2%
adidas AG(a)	634,434	188,450,133
Allianz SE, Registered	1,390,096	244,604,303
Aroundtown SA(a)	3,326,772	15,954,152
BASF SE	3,060,532	167,807,335
Bayer AG, Registered	3,273,604	153,903,012
Bayerische Motoren Werke AG	1,103,277	75,412,700
Beiersdorf AG	335,883	35,173,658
Brenntag AG	513,828	32,847,452
Carl Zeiss Meditec AG, Bearer	134,391	17,360,873
Commerzbank AG(a)	3,329,564	15,688,294
Continental AG	366,544	38,973,693
Covestro AG(d)	611,583	29,187,116
Daimler AG, Registered	2,851,905	147,498,581
Delivery Hero SE(a)(d)	430,425	49,526,351
Deutsche Bank AG, Registered(a)	6,542,461	60,213,382
Deutsche Boerse AG	633,112	93,180,623
Deutsche Lufthansa AG, Registered(a)(c)	999,093	8,579,482
Deutsche Post AG, Registered	3,296,200	146,057,506
Deutsche Telekom AG, Registered	11,106,207	169,087,370
Deutsche Wohnen SE	1,138,888	57,483,013
E.ON SE	7,481,107	78,010,984
Evonik Industries AG	700,040	16,855,171
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	137,934	4,984,056
Fresenius Medical Care AG & Co. KGaA	710,119	54,246,580
Fresenius SE & Co. KGaA	1,393,037	51,666,082
GEA Group AG	512,387	17,052,111
Hannover Rueck SE	201,029	29,200,816
HeidelbergCement AG	494,942	28,319,298
Henkel AG & Co. KGaA	345,588	31,258,630
HOCHTIEF AG	82,052	6,040,544
Infineon Technologies AG	4,168,282	116,044,567
KION Group AG	216,706	16,872,413
Knorr-Bremse AG	241,341	27,952,353
LANXESS AG	277,800	14,082,863
LEG Immobilien AG	229,948	31,076,515
Merck KGaA	430,654	63,784,428

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
METRO AG	598,998	$5,874,992
MTU Aero Engines AG	176,522	30,133,840
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	466,835	109,193,537
Nemetschek SE	191,896	13,881,211
Puma SE(a)	326,251	28,517,700
RWE AG	2,140,613	79,268,110
SAP SE	3,479,566	370,824,589
Scout24 AG(d)	357,891	28,827,885
Siemens AG, Registered	2,549,121	299,012,772
Siemens Healthineers AG(d)	895,512	38,444,803
Symrise AG	428,703	52,858,788
TeamViewer AG(a)(d)	499,772	22,005,617
Telefonica Deutschland Holding AG	3,470,209	8,759,602
thyssenkrupp AG(a)	1,343,361	6,407,911
Uniper SE	671,134	20,060,221
United Internet AG, Registered	356,954	12,515,510
Volkswagen AG	108,368	16,864,650
Vonovia SE	1,716,599	109,616,948
Zalando SE(a)(d)	505,585	47,220,442

		3,634,725,568

Hong Kong — 3.4%
AIA Group Ltd.	40,286,800	379,498,087
ASM Pacific Technology Ltd.	1,021,700	10,276,485
Bank of East Asia Ltd. (The)(c)	4,369,240	7,865,348
BeiGene Ltd., ADR(a)(c)	133,536	39,596,095
BOC Hong Kong Holdings Ltd.	12,329,500	34,183,027
Budweiser Brewing Co. APAC Ltd.(d)	5,735,100	16,861,742
CK Asset Holdings Ltd.	8,613,684	39,875,853
CK Hutchison Holdings Ltd.	8,994,684	54,166,327
CK Infrastructure Holdings Ltd.	2,183,292	10,276,170
CLP Holdings Ltd.	5,472,500	50,315,512
Dairy Farm International Holdings Ltd.(c)	1,126,400	4,246,528
Galaxy Entertainment Group Ltd.	7,223,000	47,595,414
Hang Lung Properties Ltd.	6,743,000	16,364,373
Hang Seng Bank Ltd.(c)	2,547,900	39,163,837
Henderson Land Development Co. Ltd.	4,839,764	17,131,411
HK Electric Investments & HK Electric Investments Ltd.	8,755,500	8,908,089
HKT Trust & HKT Ltd.	12,619,440	16,305,511
Hong Kong & China Gas Co. Ltd.(c)	35,528,251	51,037,056
Hong Kong Exchanges & Clearing Ltd.	4,050,100	193,343,136
Hongkong Land Holdings Ltd.	3,888,300	14,270,061
Jardine Matheson Holdings Ltd.	734,000	32,582,260
Jardine Strategic Holdings Ltd.	738,700	16,022,403
Kerry Properties Ltd.	2,179,500	5,328,707
Link REIT	6,846,158	52,130,683
Melco Resorts & Entertainment Ltd., ADR	721,072	11,623,681
Microport Scientific Corp.(c)	2,393,000	8,408,834
MTR Corp. Ltd.	5,130,500	25,371,822
New World Development Co. Ltd.	5,082,033	24,181,901
PCCW Ltd.	14,102,000	8,474,093
Power Assets Holdings Ltd.	4,608,000	23,679,220
Sands China Ltd.	8,062,800	28,228,144
Sino Land Co. Ltd.(c)	10,554,000	12,466,346
SJM Holdings Ltd.	6,515,000	6,746,159
Sun Hung Kai Properties Ltd.	4,329,500	55,355,026
Swire Pacific Ltd., Class A	1,640,500	7,467,540
Swire Properties Ltd.	3,896,455	10,425,919
Techtronic Industries Co. Ltd.	4,561,033	60,814,950

Security	Shares	Value

Hong Kong (continued)
WH Group Ltd.(d)	31,895,000	$25,047,622
Wharf Real Estate Investment Co. Ltd.	5,885,912	22,580,176
Wynn Macau Ltd.(a)(c)	5,131,600	7,080,488

		1,495,296,036

Ireland — 0.7%
CRH PLC	2,615,138	92,209,751
Flutter Entertainment PLC(a)	514,276	89,588,547
Kerry Group PLC, Class A	529,739	63,372,700
Kingspan Group PLC(a)	513,024	44,730,042
Smurfit Kappa Group PLC	753,172	28,355,371

		318,256,411

Israel — 0.6%
Azrieli Group Ltd.	141,227	6,670,412
Bank Hapoalim BM	3,773,486	22,142,895
Bank Leumi Le-Israel BM	4,875,993	23,116,094
Check Point Software Technologies Ltd.(a)(c)	386,542	43,895,709
CyberArk Software Ltd.(a)(c)	128,586	12,749,302
Elbit Systems Ltd.	88,317	10,009,744
ICL Group Ltd.	2,345,310	8,550,681
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,866,598	10,898,572
Mizrahi Tefahot Bank Ltd.	464,589	9,085,575
Nice Ltd.(a)	207,337	47,497,738
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	3,650,440	31,831,837
Wix.com Ltd.(a)(c)	171,208	42,343,162

		268,791,723

Italy — 1.9%
Assicurazioni Generali SpA	3,666,370	49,156,554
Atlantia SpA(a)	1,650,855	25,297,034
CNH Industrial NV(a)	3,409,736	26,452,383
DiaSorin SpA	83,658	18,369,133
Enel SpA	27,101,536	215,743,986
Eni SpA	8,476,518	59,351,819
Ferrari NV	420,010	74,928,399
FinecoBank Banca Fineco SpA(a)	2,086,858	28,562,787
Infrastrutture Wireless Italiane SpA(d)	800,471	8,652,934
Intesa Sanpaolo SpA(a)	55,102,223	91,118,157
Leonardo SpA(c)	1,386,036	6,600,171
Mediobanca Banca di Credito Finanziario SpA	2,063,772	14,635,453
Moncler SpA(a)	645,507	25,835,920
Nexi SpA(a)(d)	1,460,104	22,433,571
Pirelli & C SpA(a)(c)(d)	1,330,743	5,549,413
Poste Italiane SpA(d)	1,734,724	14,144,847
Prysmian SpA	801,371	21,787,344
Recordati Industria Chimica e Farmaceutica SpA	347,204	17,993,554
Snam SpA	6,768,488	33,035,091
Telecom Italia SpA/Milano	27,802,552	9,437,219
Tenaris SA	1,573,464	7,463,360
Terna Rete Elettrica Nazionale SpA	4,676,177	31,614,634
UniCredit SpA(a)	7,063,420	52,666,284

		860,830,047

Japan — 26.3%
ABC-Mart Inc.	109,900	5,582,256
Acom Co. Ltd.	1,319,870	5,896,110
Advantest Corp.	664,800	38,346,509
Aeon Co. Ltd.	2,179,100	55,519,733
Aeon Mall Co. Ltd.	341,510	5,308,530
AGC Inc.	643,900	19,987,139
Air Water Inc.	608,100	8,667,199

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aisin Seiki Co. Ltd.	540,300	$16,254,482
Ajinomoto Co. Inc.	1,555,400	31,207,686
Alfresa Holdings Corp.	626,900	11,459,785
Amada Co. Ltd.	1,091,500	9,449,086
ANA Holdings Inc.(a)	381,000	8,273,101
Aozora Bank Ltd.	392,200	6,407,859
Asahi Group Holdings Ltd.	1,512,700	46,637,001
Asahi Intecc Co. Ltd.	650,900	20,142,161
Asahi Kasei Corp.	4,179,900	36,001,358
Astellas Pharma Inc.	6,203,650	85,156,282
Bandai Namco Holdings Inc.	665,600	49,509,332
Bank of Kyoto Ltd. (The)	189,700	8,338,162
Benesse Holdings Inc.	236,500	5,562,976
Bridgestone Corp.	1,783,600	57,838,186
Brother Industries Ltd.	739,400	11,359,063
Calbee Inc.	289,500	8,861,680
Canon Inc.	3,333,200	57,407,945
Casio Computer Co. Ltd.	647,100	9,773,971
Central Japan Railway Co.	480,500	57,844,772
Chiba Bank Ltd. (The)	1,756,200	9,021,230
Chubu Electric Power Co. Inc.	2,146,500	24,054,187
Chugai Pharmaceutical Co. Ltd.	2,237,800	86,074,171
Chugoku Electric Power Co. Inc. (The)	963,700	12,122,302
Coca-Cola Bottlers Japan Holdings Inc.	411,000	5,791,113
Concordia Financial Group Ltd.	3,510,400	11,517,765
Cosmos Pharmaceutical Corp.	66,500	11,284,771
CyberAgent Inc.	335,600	21,027,167
Dai Nippon Printing Co. Ltd.	812,000	15,060,914
Daicel Corp.	824,400	5,867,167
Daifuku Co. Ltd.	337,400	34,630,782
Dai-ichi Life Holdings Inc.	3,584,752	53,030,600
Daiichi Sankyo Co. Ltd.	5,670,185	149,049,822
Daikin Industries Ltd.	830,200	154,699,598
Daito Trust Construction Co. Ltd.	217,200	19,717,123
Daiwa House Industry Co. Ltd.	1,886,900	49,374,545
Daiwa House REIT Investment Corp.	6,559	15,177,177
Daiwa Securities Group Inc.	4,812,100	19,379,129
Denso Corp.	1,444,100	66,831,412
Dentsu Group Inc.	719,300	20,579,934
Disco Corp.	95,800	25,686,570
East Japan Railway Co.	1,007,600	52,596,836
Eisai Co. Ltd.	840,000	64,996,748
Electric Power Development Co. Ltd.	453,000	6,109,910
ENEOS Holdings Inc.	10,224,150	34,289,143
FANUC Corp.	639,300	134,843,744
Fast Retailing Co. Ltd.	194,200	135,070,614
Fuji Electric Co. Ltd.	423,500	12,760,905
FUJIFILM Holdings Corp.	1,200,400	61,064,924
Fujitsu Ltd.	654,100	76,491,032
Fukuoka Financial Group Inc.	573,600	9,536,223
GLP J-REIT	12,134	18,687,335
GMO Payment Gateway Inc.	135,700	16,576,325
Hakuhodo DY Holdings Inc.	777,820	9,873,418
Hamamatsu Photonics KK	465,600	23,337,899
Hankyu Hanshin Holdings Inc.	761,000	23,148,843
Hikari Tsushin Inc.	69,600	16,251,540
Hino Motors Ltd.	953,300	7,258,722
Hirose Electric Co. Ltd.	108,248	15,055,729
Hisamitsu Pharmaceutical Co. Inc.	170,700	8,123,517
Hitachi Construction Machinery Co. Ltd.	358,400	8,776,583

Security	Shares	Value

Japan (continued)
Hitachi Ltd.	3,225,100	$108,038,073
Hitachi Metals Ltd.	710,700	9,388,528
Honda Motor Co. Ltd.	5,432,500	126,536,613
Hoshizaki Corp.	170,400	13,577,884
Hoya Corp.	1,256,800	141,861,871
Hulic Co. Ltd.	1,010,300	9,335,659
Idemitsu Kosan Co. Ltd.	651,083	13,110,099
Iida Group Holdings Co. Ltd.	492,180	8,865,266
Inpex Corp.	3,409,843	16,047,855
Isetan Mitsukoshi Holdings Ltd.	1,122,100	5,420,514
Isuzu Motors Ltd.	1,838,800	14,827,897
Ito En Ltd.	179,000	11,318,060
ITOCHU Corp.	4,488,700	107,344,079
Itochu Techno-Solutions Corp.	319,800	10,875,158
Japan Airlines Co. Ltd.(a)	375,000	6,517,840
Japan Airport Terminal Co. Ltd.	169,300	7,320,031
Japan Exchange Group Inc.	1,697,900	41,294,344
Japan Post Bank Co. Ltd.	1,342,200	10,669,296
Japan Post Holdings Co. Ltd.	5,247,700	35,886,558
Japan Post Insurance Co. Ltd.	746,500	11,782,332
Japan Prime Realty Investment Corp.	2,712	7,328,678
Japan Real Estate Investment Corp.	4,384	21,471,284
Japan Retail Fund Investment Corp.	8,687	12,489,536
Japan Tobacco Inc.	3,998,300	75,345,810
JFE Holdings Inc.(a)	1,632,175	11,366,208
JGC Holdings Corp.	730,300	5,972,896
JSR Corp.	675,700	15,163,499
JTEKT Corp.	678,700	5,349,615
Kajima Corp.	1,500,400	15,959,870
Kakaku.com Inc.	447,600	11,864,354
Kamigumi Co. Ltd.	326,500	5,821,657
Kansai Electric Power Co. Inc. (The)	2,345,400	21,333,852
Kansai Paint Co. Ltd.	589,500	15,163,244
Kao Corp.	1,606,300	114,011,345
Kawasaki Heavy Industries Ltd.(a)	469,200	5,565,410
KDDI Corp.	5,374,500	143,565,059
Keihan Holdings Co. Ltd.	318,900	12,080,008
Keikyu Corp.	731,600	10,189,493
Keio Corp.	342,800	19,838,722
Keisei Electric Railway Co. Ltd.	430,700	12,009,666
Keyence Corp.	607,792	274,709,891
Kikkoman Corp.	482,900	23,927,894
Kintetsu Group Holdings Co. Ltd.	571,700	22,749,876
Kirin Holdings Co. Ltd.	2,741,000	49,266,683
Kobayashi Pharmaceutical Co. Ltd.	164,300	15,983,652
Kobe Bussan Co. Ltd.	408,200	11,499,417
Koito Manufacturing Co. Ltd.	347,200	16,672,508
Komatsu Ltd.	2,916,900	65,319,140
Konami Holdings Corp.	308,900	12,026,239
Kose Corp.	110,600	14,049,818
Kubota Corp.	3,457,000	59,870,848
Kuraray Co. Ltd.	1,060,900	9,762,634
Kurita Water Industries Ltd.	328,200	9,732,351
Kyocera Corp.	1,069,500	58,631,189
Kyowa Kirin Co. Ltd.	899,500	22,285,298
Kyushu Electric Power Co. Inc.	1,258,300	10,544,010
Kyushu Railway Co.	494,600	10,498,540
Lasertec Corp.	250,800	21,687,699
Lawson Inc.	167,500	7,698,847
LINE Corp.(a)	120,200	6,174,421

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lion Corp.	747,800	$15,286,480
LIXIL Group Corp.	888,780	19,180,100
M3 Inc.	1,470,000	98,810,886
Makita Corp.	746,500	32,847,714
Marubeni Corp.	5,501,100	28,584,250
Marui Group Co. Ltd.	630,400	11,300,647
Maruichi Steel Tube Ltd.	185,800	4,247,771
Mazda Motor Corp.	1,888,600	9,863,933
McDonald’s Holdings Co. Japan Ltd.	221,500	10,488,091
Mebuki Financial Group Inc.	3,123,190	6,243,990
Medipal Holdings Corp.	612,000	10,900,555
MEIJI Holdings Co. Ltd.	380,604	27,524,070
Mercari Inc.(a)	285,800	12,029,080
MINEBEA MITSUMI Inc.	1,205,900	21,617,148
MISUMI Group Inc.	946,400	27,973,752
Mitsubishi Chemical Holdings Corp.	4,265,400	23,917,902
Mitsubishi Corp.	4,455,700	99,117,375
Mitsubishi Electric Corp.	6,081,500	77,953,032
Mitsubishi Estate Co. Ltd.	3,940,700	58,578,992
Mitsubishi Gas Chemical Co. Inc.	523,800	9,484,919
Mitsubishi Heavy Industries Ltd.	1,067,900	22,825,928
Mitsubishi Materials Corp.	369,900	6,754,726
Mitsubishi Motors Corp.(a)	2,220,000	4,034,819
Mitsubishi UFJ Financial Group Inc.	40,730,880	159,822,144
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,335,700	5,621,848
Mitsui & Co. Ltd.	5,434,100	84,729,128
Mitsui Chemicals Inc.	613,200	15,637,949
Mitsui Fudosan Co. Ltd.	3,091,600	52,477,943
Miura Co. Ltd.	291,800	13,663,296
Mizuho Financial Group Inc.	8,037,716	98,530,066
MonotaRO Co. Ltd.	418,800	23,235,508
MS&AD Insurance Group Holdings Inc.	1,482,888	40,348,909
Murata Manufacturing Co. Ltd.	1,914,100	133,056,865
Nabtesco Corp.	375,600	13,976,315
Nagoya Railroad Co. Ltd.	622,100	16,519,510
NEC Corp.	849,700	42,671,944
Nexon Co. Ltd.	1,618,100	45,181,116
NGK Insulators Ltd.	863,100	12,243,900
NGK Spark Plug Co. Ltd.	519,400	9,067,390
NH Foods Ltd.	273,500	11,171,274
Nidec Corp.	1,490,400	149,695,810
Nihon M&A Center Inc.	497,000	29,047,924
Nikon Corp.	998,700	6,009,014
Nintendo Co. Ltd.	373,000	203,305,338
Nippon Building Fund Inc.	4,921	24,854,486
Nippon Express Co. Ltd.	243,100	13,603,740
Nippon Paint Holdings Co. Ltd.	488,000	43,833,174
Nippon Prologis REIT Inc.	6,963	22,912,493
Nippon Sanso Holdings Corp.	501,900	7,331,178
Nippon Shinyaku Co. Ltd.	152,100	10,824,794
Nippon Steel Corp.(a)	2,691,435	25,912,850
Nippon Telegraph & Telephone Corp.	4,289,300	90,102,380
Nippon Yusen KK	507,000	9,287,402
Nissan Chemical Corp.	414,100	21,865,621
Nissan Motor Co. Ltd.(a)	7,733,900	27,076,788
Nisshin Seifun Group Inc.	658,997	9,903,236
Nissin Foods Holdings Co. Ltd.	211,200	18,263,325
Nitori Holdings Co. Ltd.	267,000	55,039,698
Nitto Denko Corp.	528,300	36,941,582
Nomura Holdings Inc.	10,476,000	46,547,752

Security	Shares	Value

Japan (continued)
Nomura Real Estate Holdings Inc.	381,800	$6,650,639
Nomura Real Estate Master Fund Inc.	14,147	16,861,643
Nomura Research Institute Ltd.	1,066,271	31,567,905
NSK Ltd.	1,196,900	9,491,392
NTT Data Corp.	2,102,855	23,635,495
NTT DOCOMO Inc.	3,765,617	140,012,945
Obayashi Corp.	2,167,900	18,041,640
Obic Co. Ltd.	231,600	41,096,040
Odakyu Electric Railway Co. Ltd.	979,300	23,541,046
Oji Holdings Corp.	2,860,300	12,011,399
Olympus Corp.	3,882,700	73,873,066
Omron Corp.	617,200	44,279,702
Ono Pharmaceutical Co. Ltd.	1,232,500	35,039,124
Oracle Corp. Japan	128,300	12,837,364
Oriental Land Co. Ltd.	666,400	92,973,446
ORIX Corp.	4,385,500	50,990,771
Orix JREIT Inc.	8,734	12,239,631
Osaka Gas Co. Ltd.	1,249,400	23,687,687
Otsuka Corp.	347,000	15,999,043
Otsuka Holdings Co. Ltd.	1,301,100	47,979,152
Pan Pacific International Holdings Corp.	1,372,600	29,174,643
Panasonic Corp.	7,356,768	67,607,108
Park24 Co. Ltd.(a)	358,300	4,825,774
PeptiDream Inc.(a)	313,400	14,464,846
Persol Holdings Co. Ltd.	589,600	8,860,356
Pigeon Corp.	385,200	17,705,051
Pola Orbis Holdings Inc.	303,000	5,964,932
Rakuten Inc.	2,867,700	27,843,079
Recruit Holdings Co. Ltd.	4,239,000	160,979,816
Renesas Electronics Corp.(a)	2,557,200	21,061,309
Resona Holdings Inc.	6,968,400	22,830,276
Ricoh Co. Ltd.	2,237,400	14,596,392
Rinnai Corp.	120,400	11,862,636
Rohm Co. Ltd.	294,400	22,529,175
Ryohin Keikaku Co. Ltd.	793,300	16,558,070
Santen Pharmaceutical Co. Ltd.	1,195,400	21,234,530
SBI Holdings Inc.	784,780	17,964,210
SCSK Corp.	174,100	8,643,381
Secom Co. Ltd.	699,600	58,857,681
Sega Sammy Holdings Inc.	577,538	7,215,082
Seibu Holdings Inc.	710,000	7,076,908
Seiko Epson Corp.	926,500	10,670,614
Sekisui Chemical Co. Ltd.	1,205,000	18,673,235
Sekisui House Ltd.	2,057,100	33,973,437
Seven & i Holdings Co. Ltd.	2,510,680	76,348,304
Seven Bank Ltd.	1,949,500	4,456,959
SG Holdings Co. Ltd.	1,068,400	25,703,329
Sharp Corp.	703,800	8,078,822
Shimadzu Corp.	738,400	20,985,139
Shimamura Co. Ltd.	73,600	7,828,888
Shimano Inc.	246,700	56,082,126
Shimizu Corp.	1,831,800	12,686,275
Shin-Etsu Chemical Co. Ltd.	1,180,100	156,797,293
Shinsei Bank Ltd.	517,500	6,197,723
Shionogi & Co. Ltd.	895,300	42,170,052
Shiseido Co. Ltd.	1,332,900	82,238,425
Shizuoka Bank Ltd. (The)	1,400,400	9,377,081
Showa Denko KK	450,000	7,606,179
SMC Corp.	190,600	100,824,373
Softbank Corp.	9,570,500	111,002,786

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SoftBank Group Corp.	5,222,900	$339,383,582
Sohgo Security Services Co. Ltd.	238,100	11,057,734
Sompo Holdings Inc.	1,119,750	41,677,322
Sony Corp.	4,202,100	348,660,947
Square Enix Holdings Co. Ltd.	306,000	17,913,909
Stanley Electric Co. Ltd.	433,900	12,285,671
Subaru Corp.	2,045,300	37,280,650
SUMCO Corp.	869,600	13,184,580
Sumitomo Chemical Co. Ltd.	4,969,400	16,162,196
Sumitomo Corp.	3,959,700	43,350,647
Sumitomo Dainippon Pharma Co. Ltd.	596,200	6,969,164
Sumitomo Electric Industries Ltd.	2,512,900	27,535,173
Sumitomo Heavy Industries Ltd.	370,500	7,867,897
Sumitomo Metal Mining Co. Ltd.	774,300	23,871,905
Sumitomo Mitsui Financial Group Inc.	4,347,000	119,798,230
Sumitomo Mitsui Trust Holdings Inc.	1,125,660	29,972,017
Sumitomo Realty & Development Co. Ltd.	1,031,000	27,486,101
Sumitomo Rubber Industries Ltd.	561,700	4,905,606
Sundrug Co. Ltd.	239,200	8,866,463
Suntory Beverage & Food Ltd.	461,600	15,895,925
Suzuken Co. Ltd.	223,924	8,064,606
Suzuki Motor Corp.	1,227,300	52,325,197
Sysmex Corp.	557,700	52,281,041
T&D Holdings Inc.	1,795,500	17,810,728
Taiheiyo Cement Corp.	400,800	9,370,147
Taisei Corp.	635,000	19,710,876
Taisho Pharmaceutical Holdings Co. Ltd.	113,700	6,819,390
Takeda Pharmaceutical Co. Ltd.	5,252,710	162,746,582
TDK Corp.	431,700	50,421,437
Teijin Ltd.	591,900	9,036,468
Terumo Corp.	2,151,200	78,956,901
THK Co. Ltd.	399,700	10,510,573
TIS Inc.	744,300	14,246,645
Tobu Railway Co. Ltd.	636,000	17,977,616
Toho Co. Ltd.	372,900	14,731,940
Toho Gas Co. Ltd.	246,600	12,714,502
Tohoku Electric Power Co. Inc.	1,418,600	12,511,471
Tokio Marine Holdings Inc.	2,117,900	94,387,757
Tokyo Century Corp.	143,200	6,972,336
Tokyo Electric Power Co. Holdings Inc.(a)	4,824,800	12,415,068
Tokyo Electron Ltd.	497,700	132,827,913
Tokyo Gas Co. Ltd.	1,252,900	28,350,248
Tokyu Corp.	1,665,300	19,673,288
Tokyu Fudosan Holdings Corp.	2,029,000	8,811,613
Toppan Printing Co. Ltd.	871,200	11,025,422
Toray Industries Inc.	4,619,900	20,788,224
Toshiba Corp.	1,284,900	32,313,010
Tosoh Corp.	862,800	13,948,077
TOTO Ltd.	470,400	21,351,138
Toyo Suisan Kaisha Ltd.	297,000	14,773,293
Toyoda Gosei Co. Ltd.	216,000	5,450,622
Toyota Industries Corp.	488,600	31,407,997
Toyota Motor Corp.	7,067,364	459,912,735
Toyota Tsusho Corp.	705,600	19,567,002
Trend Micro Inc.	444,700	24,885,164
Tsuruha Holdings Inc.	122,900	17,187,660
Unicharm Corp.	1,344,800	62,261,641
United Urban Investment Corp.	9,868	10,506,107
USS Co. Ltd.	730,680	13,349,902
Welcia Holdings Co. Ltd.	312,800	12,267,840

Security	Shares	Value

Japan (continued)
West Japan Railway Co.	540,600	$23,063,669
Yakult Honsha Co. Ltd.	425,500	20,595,275
Yamada Holdings Co. Ltd.	2,406,050	11,691,921
Yamaha Corp.	446,700	21,023,187
Yamaha Motor Co. Ltd.	931,000	13,207,126
Yamato Holdings Co. Ltd.	1,027,800	27,076,346
Yamazaki Baking Co. Ltd.	402,000	6,598,737
Yaskawa Electric Corp.	797,300	30,773,919
Yokogawa Electric Corp.	760,600	11,102,694
Yokohama Rubber Co. Ltd. (The)	392,800	5,602,303
Z Holdings Corp.	8,837,622	61,298,639
ZOZO Inc.	363,900	9,228,036

		11,578,921,974

Malta — 0.0%
BGP Holdings PLC(a)(b)	33,026,812	385

Netherlands — 4.7%
ABN AMRO Bank NV, CVA(a)(d)	1,404,610	11,528,378
Adyen NV(a)(d)	60,349	101,755,635
Aegon NV	5,969,574	16,097,712
AerCap Holdings NV(a)(c)	434,465	10,787,766
Akzo Nobel NV	642,925	61,934,929
Altice Europe NV(a)	2,066,666	10,180,704
ArcelorMittal SA(a)(c)	2,390,012	32,439,218
Argenx SE(a)	148,783	37,157,622
ASML Holding NV	1,418,365	515,480,710
Davide Campari-Milano NV	1,929,736	20,149,745
EXOR NV	361,426	18,776,908
Heineken Holding NV	382,856	29,590,084
Heineken NV	863,643	76,658,276
ING Groep NV(a)	12,996,425	88,698,693
Just Eat Takeaway.com NV, New(a)(d)	421,134	46,858,074
Koninklijke Ahold Delhaize NV	3,667,605	100,781,383
Koninklijke DSM NV	574,280	91,947,146
Koninklijke KPN NV	11,873,022	32,086,258
Koninklijke Philips NV(a)	3,049,221	141,631,357
Koninklijke Vopak NV	233,582	12,143,282
NN Group NV	960,312	33,491,452
Prosus NV	1,624,031	162,274,461
QIAGEN NV(a)	760,312	36,107,912
Randstad NV(a)	397,245	19,855,772
Unilever NV	4,867,278	275,261,330
Wolters Kluwer NV	909,671	73,729,042

		2,057,403,849

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)(c)	2,458,473	23,787,146
Auckland International Airport Ltd.(a)	4,179,702	19,336,558
Fisher & Paykel Healthcare Corp. Ltd.	1,908,992	44,157,855
Mercury NZ Ltd.	2,269,909	8,025,979
Meridian Energy Ltd.	4,259,398	14,919,694
Ryman Healthcare Ltd.	1,330,921	12,314,481
Spark New Zealand Ltd.	6,130,072	18,190,629

		140,732,342

Norway — 0.5%
Adevinta ASA(a)	794,790	12,264,187
DNB ASA(a)	3,159,471	42,539,000
Equinor ASA	3,337,469	42,334,393
Gjensidige Forsikring ASA	665,023	12,613,303
Mowi ASA	1,464,288	23,077,566

6

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norsk Hydro ASA(a)	4,472,032	$12,505,418
Orkla ASA	2,584,829	24,358,725
Schibsted ASA, Class B(a)	326,582	11,705,068
Telenor ASA	2,396,971	36,911,776
Yara International ASA	587,634	20,440,566

		238,750,002

Portugal — 0.2%
EDP - Energias de Portugal SA	9,254,135	45,619,583
Galp Energia SGPS SA	1,674,331	13,562,689
Jeronimo Martins SGPS SA	837,152	13,301,129

		72,483,401

Singapore — 1.0%
Ascendas REIT	10,245,364	21,608,677
CapitaLand Ltd.	8,521,400	16,038,080
CapitaLand Mall Trust	15,013,901	19,021,640
City Developments Ltd.	1,514,500	7,031,805
DBS Group Holdings Ltd.	5,980,300	89,124,207
Genting Singapore Ltd.(c)	20,046,600	9,469,101
Jardine Cycle & Carriage Ltd.	328,954	4,278,450
Keppel Corp. Ltd.	4,843,300	15,570,917
Mapletree Commercial Trust	7,196,600	9,064,923
Mapletree Logistics Trust	9,449,800	13,494,771
Oversea-Chinese Banking Corp. Ltd.(c)	11,017,098	67,934,064
Singapore Airlines Ltd.(c)	4,477,000	11,114,632
Singapore Exchange Ltd.	2,752,600	17,456,987
Singapore Technologies Engineering Ltd.	5,179,500	13,237,975
Singapore Telecommunications Ltd.	27,202,085	40,439,570
Suntec REIT(c)	6,512,700	6,391,079
United Overseas Bank Ltd.	3,919,700	54,511,243
UOL Group Ltd.(c)	1,545,200	7,038,553
Venture Corp. Ltd.	917,100	12,935,442
Wilmar International Ltd.(c)	6,399,700	18,934,301
Yangzijiang Shipbuilding Holdings Ltd.	8,624,400	5,810,654

		460,507,071

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	887,203	21,082,543
Aena SME SA(a)(d)	224,503	30,230,811
Amadeus IT Group SA	1,501,135	71,674,965
Banco Bilbao Vizcaya Argentaria SA	22,218,434	63,719,346
Banco Santander SA(a)	55,232,835	110,069,348
Bankinter SA	2,243,829	8,408,347
CaixaBank SA	11,904,211	21,659,651
Cellnex Telecom SA(d)	1,054,202	67,686,626
Enagas SA	852,401	18,398,787
Endesa SA	1,057,002	28,331,022
Ferrovial SA	1,609,605	34,827,151
Grifols SA	993,943	26,849,243
Iberdrola SA	19,793,933	233,451,649
Industria de Diseno Textil SA	3,634,815	89,718,724
Mapfre SA	3,590,606	5,412,175
Naturgy Energy Group SA	980,570	18,218,353
Red Electrica Corp. SA	1,482,474	26,118,744
Repsol SA	4,940,857	30,733,595
Siemens Gamesa Renewable Energy SA	793,143	22,478,298
Telefonica SA	16,219,654	53,015,037

		982,084,415

Sweden — 3.1%
Alfa Laval AB(a)	1,048,248	21,256,665
Assa Abloy AB, Class B	3,339,815	71,665,421

Security	Shares	Value

Sweden (continued)
Atlas Copco AB, Class A	2,237,603	$98,768,611
Atlas Copco AB, Class B	1,300,265	49,856,529
Boliden AB	911,374	24,900,845
Electrolux AB, Series B	749,965	16,926,798
Epiroc AB, Class A	2,192,191	32,755,476
Epiroc AB, Class B	1,295,843	18,576,203
EQT AB	792,439	15,094,458
Essity AB, Class B	2,021,814	58,579,603
Evolution Gaming Group AB(d)	422,921	31,406,142
Hennes & Mauritz AB, Class B	2,676,942	43,487,169
Hexagon AB, Class B(a)	937,782	68,522,990
Husqvarna AB, Class B	1,390,436	14,371,189
ICA Gruppen AB	334,190	15,817,535
Industrivarden AB, Class C(a)	530,517	13,565,176
Investment AB Latour, Class B(c)	492,830	11,505,263
Investor AB, Class B	1,517,745	91,121,139
Kinnevik AB, Class B	806,082	33,067,732
L E Lundbergforetagen AB, Class B(a)	252,863	11,380,206
Lundin Energy AB	617,492	11,782,861
Nibe Industrier AB, Class B(a)	1,039,107	25,052,085
Sandvik AB(a)	3,761,837	66,985,857
Securitas AB, Class B(a)	1,041,142	14,732,011
Skandinaviska Enskilda Banken AB, Class A(a)	5,423,113	46,486,524
Skanska AB, Class B	1,133,885	21,311,736
SKF AB, Class B	1,268,386	25,962,929
Svenska Cellulosa AB SCA, Class B(a)	2,018,805	27,386,428
Svenska Handelsbanken AB, Class A(a)	5,184,924	42,009,933
Swedbank AB, Class A(a)	3,017,602	47,292,258
Swedish Match AB	540,592	40,727,434
Tele2 AB, Class B	1,665,171	19,745,628
Telefonaktiebolaget LM Ericsson, Class B	9,725,856	108,478,453
Telia Co. AB	8,176,227	31,341,216
Volvo AB, Class B(a)	4,955,874	96,404,350

		1,368,324,853

Switzerland — 10.3%
ABB Ltd., Registered	6,140,735	149,071,359
Adecco Group AG, Registered	515,683	25,318,570
Alcon Inc.(a)	1,638,333	93,128,743
Baloise Holding AG, Registered	154,439	21,113,094
Banque Cantonale Vaudoise, Registered	99,809	9,670,001
Barry Callebaut AG, Registered	10,004	20,661,799
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,609	28,626,294
Chocoladefabriken Lindt & Spruengli AG, Registered	351	30,368,556
Cie. Financiere Richemont SA, Class A, Registered	1,739,319	109,116,625
Clariant AG, Registered	664,248	11,392,699
Coca-Cola HBC AG	668,674	15,173,655
Credit Suisse Group AG, Registered	8,090,714	76,127,126
EMS-Chemie Holding AG, Registered	27,273	23,983,458
Geberit AG, Registered	123,420	70,291,026
Givaudan SA, Registered	30,767	125,411,065
Julius Baer Group Ltd.	742,925	33,184,605
Kuehne + Nagel International AG, Registered	179,909	35,940,579
LafargeHolcim Ltd., Registered	1,744,402	74,891,952
Logitech International SA, Registered	547,912	46,150,026
Lonza Group AG, Registered	248,138	150,309,549
Nestle SA, Registered	9,916,540	1,115,482,269
Novartis AG, Registered	7,398,567	577,080,961
Partners Group Holding AG	62,060	55,969,446
Roche Holding AG, NVS	2,341,051	752,850,125

7

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG, Participation Certificates, NVS	135,656	$34,707,689
Schindler Holding AG, Registered	67,074	17,226,796
SGS SA, Registered	20,168	50,411,748
Siemens Energy AG(a)	1,331,959	29,168,797
Sika AG, Registered	472,419	116,332,953
Sonova Holding AG, Registered(a)	181,966	43,181,065
Straumann Holding AG, Registered	34,339	35,817,014
Swatch Group AG (The), Bearer	96,393	20,397,602
Swatch Group AG (The), Registered	173,758	7,097,812
Swiss Life Holding AG, Registered	106,333	35,755,639
Swiss Prime Site AG, Registered	252,158	21,211,480
Swiss Re AG	981,791	70,419,443
Swisscom AG, Registered	86,298	43,904,596
Temenos AG, Registered(c)	220,023	23,631,078
UBS Group AG, Registered	12,256,106	142,344,933
Vifor Pharma AG	151,563	17,057,142
Zurich Insurance Group AG	501,343	166,284,733

		4,526,264,102

United Kingdom — 12.8%
3i Group PLC	3,236,093	40,210,829
Admiral Group PLC	634,563	22,563,480
Anglo American PLC	4,087,776	95,730,899
Antofagasta PLC	1,312,179	17,466,990
Ashtead Group PLC	1,496,367	54,174,485
Associated British Foods PLC	1,182,048	25,944,394
AstraZeneca PLC	4,372,635	439,075,549
Auto Trader Group PLC(d)	3,223,420	24,132,044
AVEVA Group PLC	215,303	11,942,796
Aviva PLC	13,087,724	43,575,261
BAE Systems PLC	10,714,127	54,997,878
Barclays PLC(a)	57,772,209	79,599,772
Barratt Developments PLC(a)	3,383,319	21,107,602
Berkeley Group Holdings PLC	418,112	21,932,911
BP PLC	67,510,815	171,615,103
British American Tobacco PLC	7,644,716	241,975,508
British Land Co. PLC (The)	2,931,470	13,213,306
BT Group PLC	29,636,427	38,856,389
Bunzl PLC	1,120,672	34,776,703
Burberry Group PLC	1,348,555	23,644,329
Coca-Cola European Partners PLC	680,746	24,309,440
Compass Group PLC	5,943,737	81,079,429
Croda International PLC	428,879	33,460,985
DCC PLC	327,897	21,300,300
Diageo PLC	7,788,124	251,650,475
Direct Line Insurance Group PLC	4,575,183	15,587,904
Evraz PLC	1,701,769	7,910,394
Experian PLC	3,026,630	110,241,425
Ferguson PLC	748,809	74,765,199
Fiat Chrysler Automobiles NV(a)	3,657,841	44,917,715
GlaxoSmithKline PLC	16,717,887	279,238,506
Glencore PLC(a)	33,299,328	67,124,370
GVC Holdings PLC(a)	1,944,245	24,289,393
Halma PLC	1,265,198	38,738,146
Hargreaves Lansdown PLC(c)	1,108,052	19,377,425
Hikma Pharmaceuticals PLC	574,990	18,660,903
HSBC Holdings PLC	67,863,476	284,784,504
Imperial Brands PLC	3,153,608	49,910,023
Informa PLC(a)	5,005,332	27,052,525
InterContinental Hotels Group PLC(a)	578,601	29,296,821
Intertek Group PLC	537,791	38,745,679

Security	Shares	Value

United Kingdom (continued)
J Sainsbury PLC	5,931,235	$15,460,883
JD Sports Fashion PLC	1,457,695	13,970,139
Johnson Matthey PLC	643,624	17,884,108
Kingfisher PLC(a)	7,036,826	26,122,134
Land Securities Group PLC	2,342,573	15,426,431
Legal & General Group PLC	19,878,400	47,498,734
Lloyds Banking Group PLC(a)	235,759,263	85,430,515
London Stock Exchange Group PLC	1,053,977	112,811,973
M&G PLC	8,686,006	16,470,274
Melrose Industries PLC(a)	16,200,998	25,064,158
Mondi PLC	1,615,241	30,554,860
National Grid PLC	11,695,382	138,972,402
Natwest Group PLC(a)	16,125,946	25,896,760
Next PLC	443,011	33,452,301
NMC Health PLC(a)(b)	473,933	6
Ocado Group PLC(a)	1,523,210	44,826,072
Pearson PLC(c)	2,551,966	16,828,434
Persimmon PLC	1,062,742	32,099,578
Prudential PLC	8,693,202	105,973,672
Reckitt Benckiser Group PLC	2,367,222	208,135,682
RELX PLC	6,435,607	127,106,972
Rentokil Initial PLC(a)	6,178,984	42,024,394
Rio Tinto PLC	3,738,787	210,628,398
Rolls-Royce Holdings PLC	6,450,697	5,948,625
Royal Dutch Shell PLC, Class A	13,666,097	170,588,768
Royal Dutch Shell PLC, Class B	12,349,697	148,344,229
RSA Insurance Group PLC	3,447,835	18,884,308
Sage Group PLC (The)	3,631,464	29,844,498
Schroders PLC	413,567	13,978,163
Segro PLC	3,968,090	46,279,290
Severn Trent PLC	790,618	24,841,145
Smith & Nephew PLC	2,914,815	50,370,771
Smiths Group PLC	1,321,127	22,710,754
Spirax-Sarco Engineering PLC	245,754	35,843,329
SSE PLC	3,463,462	56,202,132
St. James’s Place PLC	1,788,155	20,790,269
Standard Chartered PLC(a)	8,939,443	40,663,517
Standard Life Aberdeen PLC	7,570,305	21,974,974
Taylor Wimpey PLC(a)	12,172,048	16,651,293
Tesco PLC	32,633,763	86,711,684
Unilever PLC	3,893,763	221,725,409
United Utilities Group PLC	2,272,179	25,366,072
Vodafone Group PLC	89,213,446	118,813,607
Whitbread PLC(a)	673,324	18,691,957
Wm Morrison Supermarkets PLC	7,992,399	16,834,370
WPP PLC	4,083,024	32,552,481

		5,656,228,314

Total Common Stocks — 98.6% (Cost: $47,127,004,241)		43,488,864,638

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	188,918	9,770,710
Fuchs Petrolub SE, Preference Shares, NVS	230,904	11,883,025
Henkel AG & Co. KGaA, Preference Shares, NVS	593,665	57,756,617
Porsche Automobil Holding SE, Preference Shares, NVS	509,296	27,289,647

8

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	118,518	$50,169,417
Volkswagen AG, Preference Shares, NVS	618,399	90,114,755

		246,984,171

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	20,070,468	7,301,285

Total Preferred Stocks — 0.6% (Cost: $310,070,456)		254,285,456

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)	167,795	1

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, NVS (Expires 11/11/20)(a)	21,502,323	10,842,979

Total Rights — 0.0% (Cost: $47,431,779)		10,842,980

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	279,685,419	279,881,199

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	12,000,000	$12,000,000

		291,881,199

Total Short-Term Investments — 0.7% (Cost: $291,654,771)		291,881,199

Total Investments in Securities — 99.9% (Cost: $47,776,161,247)		44,045,874,273

Other Assets, Less Liabilities — 0.1%		42,571,291

Net Assets — 100.0%		$44,088,445,564

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$425,334,940	$—	$(145,302,681	)(a)	$(80,189)	$(70,871)	$279,881,199	279,685,419	$1,024,559	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,200,000	—	(2,200,000	)(a)	—	—	12,000,000	12,000,000	2,327		—

					$(80,189)	$(70,871)	$291,881,199		$1,026,886		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	308	12/17/20	$31,849	$(147,422)
Euro STOXX 50 Index	3,412	12/18/20	117,605	(12,345,880)
FTSE 100 Index	870	12/18/20	62,584	(4,209,080)
TOPIX Index	653	12/10/20	98,256	(2,314,246)

				(19,016,628)

9

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI EAFE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$43,471,994,702	$—	$16,869,936	$43,488,864,638
Preferred Stocks	254,285,456	—	—	254,285,456
Rights	10,842,979	1	—	10,842,980
Money Market Funds	291,881,199	—	—	291,881,199

	$44,029,004,336	$1	$16,869,936	$44,045,874,273

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(19,016,628)	$—	$—	$(19,016,628)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

10